Shareholders' equity (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Shareholders Equity
Treasury shares at beginning of the period	19,451	27,193
Shares Acquisitions		2,770
Payment - Share-based compensation	(5,785)	(10,511)
Treasury shares at end of the period	13,666	19,452
Balance of Treasury Shares in thousand of Reais	R$ 717,789	R$ 882,936
Emission Costs in thousands of Reais	1,771	1,771
Balance of Treasury Shares in thousands of Reais	R$ 719,560	R$ 884,707